SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings (Loss) and Distributions Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Weighted average number diluted shares outstanding adjustment (shares)	0	0	0